Fair Value Measurement - Additional Information (Details)	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 01, 2021	Feb. 25, 2021 USD ($) $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term		5 years 6 months		5 years 6 months
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term			5 years
Closing price | $ / shares	$ 1.28	$ 2.03		$ 10.41
Until Close of Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	6 months	6 months
Subsequent to Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	5 years	5 years
Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Dividend rate	0	0
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Closing price | $ / shares	$ 1.28	$ 2.03
Aggregate values of Warrants | $	$ 5,520,000	$ 8,754,375		$ 6,700,000
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Aggregate values of Warrants | $	$ 3,800,000	$ 6,000,000		$ 4,600,000